FINANCIAL RISK MANAGEMENT - Schedule of Contractual Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities 1	$ 108,121
Debt	95,605	$ 104,823
Interest on long term debt	21,174
Purchase obligations	12,731
Total	$ 327,630
Percentage of conversion price in effect	130.00%
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of financial liabilities [line items]
Rehabilitation provisions	$ 77,929
Convertible Debentures, Finance Leases and Vendor Agreements
Disclosure of financial liabilities [line items]
Debt	107,675
7% Convertible Debentures
Disclosure of financial liabilities [line items]
Debt	$ 42,515	$ 47,617	$ 0
Borrowings, interest rate	7.00%
Number of trading days, exceeding threshold	20 days
Number of trading days, consecutive days	30 days
Percentage of conversion price in effect	130.00%
Less than 1 Year
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities 1	$ 108,121
Debt	23,410
Interest on long term debt	7,546
Purchase obligations	12,731
Total	150,828
Less than 1 Year | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of financial liabilities [line items]
Rehabilitation provisions	6,566
Less than 1 Year | Convertible Debentures, Finance Leases and Vendor Agreements
Disclosure of financial liabilities [line items]
Debt	15,864
1 to 3 years
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities 1	0
Interest on long term debt	13,572
Purchase obligations	0
Total	134,682
1 to 3 years | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of financial liabilities [line items]
Rehabilitation provisions	30,133
1 to 3 years | Convertible Debentures, Finance Leases and Vendor Agreements
Disclosure of financial liabilities [line items]
Debt	90,977
3 to 5 years
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities 1	0
Interest on long term debt	56
Purchase obligations	0
Total	26,734
3 to 5 years | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of financial liabilities [line items]
Rehabilitation provisions	25,844
3 to 5 years | Convertible Debentures, Finance Leases and Vendor Agreements
Disclosure of financial liabilities [line items]
Debt	834
More than 5 Years
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities 1	0
Interest on long term debt	0
Purchase obligations	0
Total	15,386
More than 5 Years | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of financial liabilities [line items]
Rehabilitation provisions	15,386
More than 5 Years | Convertible Debentures, Finance Leases and Vendor Agreements
Disclosure of financial liabilities [line items]
Debt	$ 0